CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 27, 2018	Jun. 28, 2017
Common stock, authorized shares	250,000,000	250,000,000
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares issued	176,246,649	176,246,649
Common stock, shares outstanding	40,797,919	48,440,721
Treasury stock, shares	135,448,730	127,805,928